DESCRIPTION OF BUSINESS (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2012 item	Dec. 31, 2012 item
DESCRIPTION OF BUSINESS
Number of phase III LibiGel efficacy trials		2
Number of adjudicated cardiovascular events at the time of DMC review	53
Adjudicated cardiovascular event rate (as a percent)	0.72%
Number of breast cancers reported	27
Rate of breast cancers reported (as a percent)	0.37%
Period of average exposure in the safety study prior to submitting a LibiGel NDA and prior to a potential FDA approval of LibiGel	12 months
Average time for which the subjects had been in the study	24 months 15 days
Number of unblinded reviews by Data Monitoring Committee	9
Minimum
DESCRIPTION OF BUSINESS
Number of subjects under study for more than one year	3,200
Period for which more than 3,200 subjects had been in study	1 year
Number of subjects enrolled in study for more than two years	1,700
Period for which more than 1,700 subjects had been in study	2 years
Number of women-years of exposure obtained to arrive at adequate safety data of LibiGel	7,400